ACQUISITIONS (Details 1) - The Fitness Container, LLC - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Note payable	$ 374,018	$ 374,018
Credit cards assumed	48,452	48,452
Preferred shares of TPT Strategic	3,206	3,206
Consideration given at fair value	425,676	425,676
Working capital	143,122	143,122
Property and equipment	2,170	2,170
Note receivable - related party	271,179	271,179
Other assets	9,205	9,205
Assets acquired at fair value	$ 425,676	$ 425,676